INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets

	2023	2022	2021
Loss carryforwards	$755,500	$783,500	$879,800
Oil & Gas properties	1,784,800	1,742,800	1,871,100
Asset retirement obligation	175,700	175,700	154,500
Deferred tax asset	2,716,000	2,702,000	2,905,400

Less valuation allowance	(2,716,000)	(2,702,000)	(2,905,400)
Deferred tax asset recognized	$–	$–	$–

Schedule of effective income tax rate

	2023	2022	2021
Statutory federal income tax rate	-25%	-25%	-25%
Change in valuation allowance	1%	-8%	4%
Non-deductible change in fair value of derivative liability	-3%	-41%	-27%
Non-deductible accretion expense	0%	-3%	7%
Effect of foreign exchange	27%	77%	41%
	0%	0%	0%